GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
The changes in Goodwill were as follows:

In millions of dollars
Balance at December 31, 2012	$25,673
Foreign currency translation	(577)
Divestitures, purchase accounting adjustments and other(1)	(25)
Sale of Brazil Credicard	(62)
Balance at December 31, 2013	$25,009
Foreign currency translation and other	$(1,214)
Divestitures and purchase accounting adjustments(1)	(203)
Balance at December 31, 2014	$23,592
Foreign currency translation and other	$(1,000)
Impairment of goodwill	(31)
Divestitures(2)	(212)
Balance at December 31, 2015	$22,349

The changes in Goodwill by segment were as follows:

In millions of dollars	Global Consumer Banking	Institutional Clients Group	Citi Holdings	Total
Balance at December 31, 2013	$13,985	$10,868	$156	$25,009
Foreign currency translation and other	(505)	(711)	2	$(1,214)
Divestitures and purchase accounting adjustments(1)	(86)	(1)	(116)	(203)
Intersegment transfers in/(out) (3)	(177)	—	177	$—
Balance at December 31, 2014	$13,217	$10,156	$219	$23,592
Foreign currency translation and other	(355)	(644)	(1)	(1,000)
Impairment of goodwill	—	—	(31)	(31)
Divestitures(2)	(24)	(1)	(187)	(212)
Intersegment transfers in (out)(4)	(106)	34	72	—
Balance at December 31, 2015	$12,732	$9,545	$72	$22,349

(1)	Primarily related to the sales of the Spain consumer operations and the Japan retail banking business. See Note 2 to the Consolidated Financial Statements.

(2)
Primarily related to the sales of the Latin America Retirement Services and Japan cards businesses completed during the year, and agreements to sell certain businesses in Citi Holdings as of December 31, 2015. See Note 2 to the Consolidated Financial Statements.

(3)	Goodwill allocation associated with the transfers of certain GCB businesses to Citi Holdings effective January 1, 2015.

(4)	Goodwill allocation associated with the transfers of GCB businesses to ICG and Citi Holdings effective January 1, 2016. See Note 3 to the Consolidated Financial Statements.

The following table shows reporting units with goodwill balances under the new reporting unit structures effective January 1, 2016, as if they were already in existence at December 31, 2015. The fair value as a percentage of book value is based on the most recent impairment test.

In millions of dollars
Reporting unit(1)(2)	Fair value as a % of allocated book value	Goodwill
North America Global Consumer Banking	182%	$6,751
Asia Global Consumer Banking (3)	237	4,775
Latin America Global Consumer Banking (4)	154	1,206
Banking	237	3,083
Markets and Securities Services	145	6,462
Citi Holdings—Consumer Latin America	222	72
Total		$22,349

(1)	Citi Holdings—Other and Citi Holdings—ICG are excluded from the table as there is no goodwill allocated to them.

(2)
Citi Holdings—Consumer EMEA, Citi Holdings — Consumer Latin America, and Citi Holdings—Consumer Finance South Korea are excluded from the table as the allocated goodwill was either impaired or classified as held-for-sale as of December 31, 2015.

(3)	Asia Global Consumer Banking includes the consumer businesses in UK, Russia, Poland, UAE and Bahrain.

(4)	Latin America Global Consumer Banking contains only the consumer business in Mexico.

Components of intangible assets, finite-lived
The components of intangible assets were as follows:

	December 31, 2015			December 31, 2014
In millions of dollars	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Purchased credit card relationships	$7,606	$6,520	$1,086	$7,626	$6,294	$1,332
Core deposit intangibles	1,050	969	81	1,153	1,021	132
Other customer relationships	471	252	219	579	331	248
Present value of future profits	37	31	6	233	154	79
Indefinite-lived intangible assets	234	—	234	290	—	290
Other(1)	4,709	2,614	2,095	5,217	2,732	2,485
Intangible assets (excluding MSRs)	$14,107	$10,386	$3,721	$15,098	$10,532	$4,566
Mortgage servicing rights (MSRs)(2)	1,781	—	1,781	1,845	—	1,845
Total intangible assets	$15,888	$10,386	$5,502	$16,943	$10,532	$6,411

(1)	Includes contract-related intangible assets.

(2)	For additional information on Citi’s MSRs, including the rollforward from 2014 to 2015, see Note 22 to the Consolidated Financial Statements.

Components of intangible assets, indefinite-lived
The components of intangible assets were as follows:

	December 31, 2015			December 31, 2014
In millions of dollars	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Purchased credit card relationships	$7,606	$6,520	$1,086	$7,626	$6,294	$1,332
Core deposit intangibles	1,050	969	81	1,153	1,021	132
Other customer relationships	471	252	219	579	331	248
Present value of future profits	37	31	6	233	154	79
Indefinite-lived intangible assets	234	—	234	290	—	290
Other(1)	4,709	2,614	2,095	5,217	2,732	2,485
Intangible assets (excluding MSRs)	$14,107	$10,386	$3,721	$15,098	$10,532	$4,566
Mortgage servicing rights (MSRs)(2)	1,781	—	1,781	1,845	—	1,845
Total intangible assets	$15,888	$10,386	$5,502	$16,943	$10,532	$6,411

(1)	Includes contract-related intangible assets.

(2)	For additional information on Citi’s MSRs, including the rollforward from 2014 to 2015, see Note 22 to the Consolidated Financial Statements.

Changes in intangible assets
The changes in intangible assets during the twelve months ended December 31, 2015 were as follows:

	Net carrying amount at					Net carrying amount at
In millions of dollars	December 31, 2014	Acquisitions/ divestitures	Amortization	Impairments	FX translation and other	December 31, 2015
Purchased credit card relationships	$1,332	$—	$(261)	$—	$15	$1,086
Core deposit intangibles	132	—	(41)	—	(10)	81
Other customer relationships	248	—	(24)	—	(5)	219
Present value of future profits	79	(68)	(4)	—	(1)	6
Indefinite-lived intangible assets	290	—	—	(17)	(39)	234
Other	2,485	(108)	(295)	(5)	18	2,095
Intangible assets (excluding MSRs)	$4,566	$(176)	$(625)	$(22)	$(22)	$3,721
Mortgage servicing rights (MSRs)(1)	1,845					1,781
Total intangible assets	$6,411					$5,502

(1)	For additional information on Citi’s MSRs, including the rollforward from 2014 to 2015, see Note 22 to the Consolidated Financial Statements